Property, plant and equipment, INTANGIBLE ASSETS AND GOODWILL (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of Property, Plant and Equipment

(In thousands)	September 30, 2013	December 31, 2012
Land, buildings and improvements	$696,753	$685,431
Structures	3,008,298	2,949,458
Towers, transmitters and studio equipment	439,603	427,679
Furniture and other equipment	456,260	431,757
Construction in progress	112,640	105,394

	4,713,554	4,599,719
Less: accumulated depreciation	1,832,284	1,562,865

Property, plant and equipment, net	$2,881,270	$3,036,854

(In thousands)		December 31, 2012	December 31, 2011
Land, buildings and improvements	$	685,431	$657,346
Structures		2,949,458	2,783,434
Towers, transmitters and studio equipment		427,679	400,832
Furniture and other equipment		431,757	365,137
Construction in progress		105,394	68,658

		4,599,719	4,275,407
Less: accumulated depreciation		1,562,865	1,212,080

Property, plant and equipment, net	$	3,036,854	$3,063,327

Schedule Of Other Intangible Assets

	September 30, 2013		December 31, 2012
(In thousands)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Transit, street furniture and other outdoor contractual rights	$775,701	$(450,211)	$785,303	$(403,955)
Customer / advertiser relationships	1,212,745	(616,138)	1,210,245	(526,197)
Talent contracts	342,816	(203,873)	344,255	(177,527)
Representation contracts	243,861	(193,051)	243,970	(171,069)
Permanent easements	173,757	—	173,374	—
Other	387,664	(145,535)	387,973	(125,580)

Total	$3,136,544	$(1,608,808)	$3,145,120	$(1,404,328)

(In thousands)	December 31, 2012		December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Transit, street furniture and other outdoor contractual rights	$ 785,303	$(403,955)	$773,238	$(329,563)
Customer / advertiser relationships	1,210,245	(526,197)	1,210,269	(409,794)
Talent contracts	344,255	(177,527)	347,489	(139,154)
Representation contracts	243,970	(171,069)	237,451	(137,058)
Permanent easements	173,374	-	171,918	-
Other	387,973	(125,580)	389,060	(96,096)

Total	$3,145,120	$(1,404,328)	$3,129,425	$(1,111,665)

Schedule Of Future Amortization Expenses

(In thousands)
2014	$257,198
2015	238,328
2016	219,683
2017	193,684
2018	124,643

(In thousands)
2013	$283,942
2014	264,221
2015	239,211
2016	223,293
2017	196,681

Schedule Of Changes In Carrying Amount Of Goodwill

(In thousands)	CCME	Americas Outdoor Advertising	International Outdoor Advertising	Other	Consolidated
Balance as of December 31, 2011	$3,212,427	$571,932	$285,261	$117,098	$4,186,718
Acquisitions	24,842	—	—	51	24,893
Dispositions	(489)	—	(2,729)	—	(3,218)
Foreign currency	—	—	7,784	—	7,784
Other	(92)	—	—	—	(92)

Balance as of December 31, 2012	$3,236,688	$571,932	$290,316	$117,149	$4,216,085
Acquisitions	—	—	—	97	97
Foreign currency	—	—	(1,952)	—	(1,952)
Other	(1,849)	—	—	—	(1,849)

Balance as of September 30, 2013	$3,234,839	$571,932	$288,364	$117,246	$4,212,381

In thousands)	CCME	Americas Outdoor Advertising	International Outdoor Advertising	Other	Consolidated
Balance as of December 31, 2010	$3,140,198	$571,932	$290,310	$116,886	$4,119,326
Impairment	-	-	(1,146)	-	(1,146)
Acquisitions	82,844	-	2,995	212	86,051
Dispositions	(10,542)	-	-	-	(10,542)
Foreign currency	-	-	(6,898)	-	(6,898)
Other	(73)	-	-	-	(73)

Balance as of December 31, 2011	$3,212,427	$571,932	$285,261	$117,098	$4,186,718
Acquisitions	24,842	-	-	51	24,893
Dispositions	(489)	-	(2,729)	-	(3,218)
Foreign currency	-	-	7,784	-	7,784
Other	(92)	-	-	-	(92)

Balance as of December 31, 2012	$3,236,688	$571,932	$290,316	$117,149	$4,216,085